Contracts with customers - Contract assets, Contract liabilities and Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current contract assets
Accrued revenue	$ 20.3	$ 31.7
Current contract assets	20.3	31.7
Non-current contract assets	0.0	0.0
Total contract assets	20.3	31.7	$ 39.1
Current contract liability
Current contract liability	(2.6)	(5.6)
Non-current contract liability
Non-current contract liability	0.0	0.0
Total contract liability	$ (2.6)	$ (5.6)	$ (0.8)